Re-issuance of Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Re-issuance of Financial Statements

Re-issuance of Financial Statements

On May, 9, 2011, the Company consummated a one (1) for one hundred (100) reverse split of its outstanding common stock, with the result that the outstanding shares of common stock of the Company were reversed from 6,812,886,600 shares pre-split, to 68,128,866 outstanding common shares post-split.  At the same time, the Company’s Articles of Incorporation were amended to fix authorized capital stock at 255,000,000 shares, par value $0.0001, of which 5,000,000 shares are preferred shares and 250,000,000 shares are common shares.  These actions were approved by 72% of the outstanding shares of the Company at a special shareholders meeting called for this purpose on April 21, 2011. All share amounts included in the financial statements as of and for the year ended December 31, 2010 and 2009 have been updated to retroactively reflect the reverse split.

The two paragraphs included in Note 15 relating to the $1,000,000 convertible note issued to JMJ on January 12, 2011 have been updated to clarify the mechanics of the transaction and to clarify how the transaction provides liquidity to the Company.